UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-3725

Fidelity California Municipal Trust
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	February 29

Date of reporting period:	November 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® California Municipal

Income Fund

November 30, 2007

1.810701.103

CFL-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
California - 97.8%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 365
4.625% 8/1/17	405	386
5% 8/1/18	530	518
5% 8/1/19	555	538
5% 8/1/20	585	563
5% 8/1/23	1,940	1,833
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	2,720	840
0% 8/1/32 (FGIC Insured)	3,760	1,099
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,872
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,870
5% 12/1/20 (AMBAC Insured)	2,810	3,001
0% 6/15/17 (MBIA Insured)	2,310	1,543
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,960
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,198
Series C:
0% 9/1/19 (FSA Insured)	1,285	765
0% 9/1/22 (FSA Insured)	5,150	2,571
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,334
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,227
5% 8/1/17 (FGIC Insured)	5,030	5,425
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (e)	1,840	1,942
5.25% 7/1/14 (AMBAC Insured) (e)	2,035	2,203
5.25% 7/1/16 (AMBAC Insured) (e)	1,255	1,351
5.25% 7/1/17 (AMBAC Insured) (e)	1,370	1,466
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	3,835	2,181
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,335
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	$ 1,725	$ 1,895
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,960
0% 8/1/12 (AMBAC Insured)	2,800	2,367
0% 8/1/17 (AMBAC Insured)	1,000	671
0% 8/1/18 (AMBAC Insured)	2,000	1,274
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,052
5.5% 5/1/14 (AMBAC Insured)	7,935	8,669
5.5% 5/1/15 (AMBAC Insured)	8,400	9,163
6% 5/1/13	2,320	2,569
6% 5/1/14	7,500	8,288
6% 5/1/14 (MBIA Insured)	2,000	2,221
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	849
California Econ. Recovery Series A:
5% 7/1/15	12,275	13,258
5% 7/1/15 (MBIA Insured)	7,500	8,123
5.25% 7/1/13	3,000	3,272
5.25% 7/1/14	3,540	3,894
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	516
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,603
5% 2/1/17	1,000	998
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,588
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	677
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,121
5.25% 9/1/26	7,910	8,539
(Scripps College Proj.) Series 2001, 5.25% 8/1/26 (Pre-Refunded to 8/1/11 @ 100) (f)	1,000	1,070
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,200
Series O, 5.125% 1/1/31	5,000	5,054
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,138
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,191
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005, 5.5% 6/1/28	$ 275	$ 283
Series 2007:
5.625% 5/1/20	150	157
5.625% 5/1/26	215	223
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (f)	80	85
5.75% 5/1/30	160	167
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (f)	60	64
4.5% 8/1/30	5,000	4,734
4.5% 10/1/36	4,875	4,554
5% 2/1/11	3,000	3,141
5% 3/1/13	1,095	1,168
5% 3/1/15	3,050	3,280
5% 8/1/18	28,010	29,895
5% 8/1/21	5,000	5,220
5% 12/1/21	10,000	10,434
5% 2/1/23	1,095	1,125
5% 2/1/26 (AMBAC Insured)	1,500	1,544
5% 3/1/26	2,800	2,860
5% 6/1/26	4,300	4,400
5% 6/1/27 (AMBAC Insured)	2,800	2,914
5% 6/1/29	5,005	5,099
5% 2/1/31 (MBIA Insured)	2,800	2,879
5% 3/1/31	4,600	4,665
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	2,032
5% 12/1/31 (MBIA Insured)	2,000	2,069
5% 9/1/32	4,200	4,259
5% 9/1/32	10,000	10,141
5% 10/1/32 (MBIA Insured)	1,000	1,027
5% 8/1/33	3,400	3,452
5% 9/1/33	10,000	10,134
5% 8/1/35	6,200	6,286
5% 9/1/35	9,400	9,512
5.125% 11/1/24	2,800	2,890
5.125% 2/1/26	2,800	2,888
5.25% 2/1/11	5,790	6,106
5.25% 3/1/11	1,405	1,483
5.25% 3/1/12	3,000	3,204
5.25% 10/1/14	300	302
5.25% 2/1/15	2,315	2,495
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/15 (MBIA Insured)	$ 5,040	$ 5,483
5.25% 2/1/16	7,500	8,064
5.25% 10/1/17	260	261
5.25% 11/1/18	3,000	3,218
5.25% 2/1/20	6,805	7,214
5.25% 2/1/22	2,020	2,123
5.25% 11/1/26	1,000	1,042
5.25% 2/1/27 (MBIA Insured)	5,490	5,765
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,278
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,192
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,386
5.25% 12/1/33	105	109
5.375% 4/1/15 (MBIA Insured)	35	38
5.5% 6/1/10	1,625	1,709
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,055	3,259
5.5% 5/1/13 (MBIA Insured)	100	106
5.5% 4/1/28	5	5
5.5% 4/1/30	25	27
5.5% 11/1/33	34,870	36,821
5.75% 10/1/10	7,325	7,796
5.75% 12/1/10	2,500	2,670
6% 4/1/18	2,545	2,953
6.75% 8/1/10	5,675	6,157
6.75% 8/1/12	1,100	1,249
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	5,000	5,281
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,578
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,348
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	7,597	4,297
Series 1983 B, 0% 8/1/15	100	47
Series J, 4.85% 8/1/27 (MBIA Insured) (e)	865	872
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,105
5.25% 2/1/32 (AMBAC Insured)	6,295	6,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Series B, 5% 5/1/19 (FGIC Insured)	$ 1,000	$ 1,071
Series C, 3.9%, tender 12/1/11 (d)	2,150	2,199
5% 12/1/27	1,080	1,105
5% 12/1/32	1,000	1,017
5% 10/1/33	7,235	7,510
5% 12/1/42	3,000	3,033
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,120
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (e)	4,335	4,567
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,536
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (d)(e)	9,000	9,134
Series A1, 4.7%, tender 4/1/12 (d)(e)	3,250	3,256
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,665
5% 6/1/14	2,000	2,142
5.25% 6/1/24	5,400	5,620
5.25% 6/1/25	5,000	5,191
5.25% 6/1/30	4,000	4,120
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,561
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,919
5% 11/1/21	2,020	2,107
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,930
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,348
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,852
Series A:
5.25% 6/1/12	2,485	2,656
5.5% 6/1/15	1,000	1,096
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/16 (FGIC Insured)	$ 2,000	$ 2,186
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,180
5.5% 6/1/15 (MBIA Insured)	1,000	1,090
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,518
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,664
5.5% 6/1/17 (MBIA Insured)	4,775	5,244
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,425
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,975
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	3,052
5.5% 6/1/19	2,000	2,157
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,183
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,669
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,507
5% 11/1/25 (MBIA Insured)	5,165	5,373
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,098
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	3,700	3,804
Series 2005 H, 5% 6/1/16	5,000	5,334
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,878
Series 2005 K, 5% 11/1/17	5,625	5,999
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,399
5.5% 11/1/16 (AMBAC Insured)	1,500	1,645
5% 11/1/16 (FSA Insured)	1,000	1,105
5% 11/1/17 (FSA Insured)	1,225	1,354
California Statewide Communities Dev. Auth. Poll. Cont. Rev.:
(Southern California Edison Co. Proj.) Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	2,425	2,471
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Poll. Cont. Rev.: - continued
(Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	$ 7,965	$ 8,117
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,910
(Daughters of Charity Health Sys. Proj.):
Series A, 5.25% 7/1/35	13,175	12,692
Series G, 5.25% 7/1/12	900	931
5.25% 7/1/13	1,475	1,530
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	3,000	3,001
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (d)	1,795	1,788
Series B, 4.285% 4/1/36 (d)	6,500	5,610
Series I, 3.45%, tender 5/1/11 (d)	2,750	2,732
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,934
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,110
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	5,175
5% 11/15/43 (MBIA Insured)	4,125	4,198
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (f)	1,450	1,663
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (f)	300	308
6% 7/1/09 (Escrowed to Maturity) (f)	985	1,011
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,239
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,686
Center Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,137
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,261
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	3,295	3,398
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,286
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,722
5.5% 7/1/15 (MBIA Insured)	2,685	3,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (f)	$ 3,000	$ 2,339
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,817
5% 8/1/22 (FSA Insured)	1,470	1,589
5% 8/1/25 (FSA Insured)	1,435	1,532
5% 8/1/26 (FSA Insured)	2,000	2,129
5% 8/1/27 (FSA Insured)	1,785	1,896
5% 8/1/31 (FSA Insured)	5,000	5,282
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,979
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	626
5% 9/1/12 (AMBAC Insured)	625	666
5% 9/1/13 (AMBAC Insured)	655	704
5% 9/1/14 (AMBAC Insured)	690	746
5% 9/1/15 (AMBAC Insured)	725	787
5% 9/1/18 (AMBAC Insured)	835	891
5% 9/1/20 (AMBAC Insured)	925	979
5% 9/1/22 (AMBAC Insured)	1,020	1,061
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,837
5% 4/1/12	4,210	4,292
5% 4/1/13	1,830	1,864
5.25% 4/1/09	1,600	1,627
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	16,131
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,816
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,595
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	5,099
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	745
0% 10/1/25 (AMBAC Insured)	1,665	704
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	911
0% 8/1/21 (MBIA Insured)	1,000	536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (f)	$ 3,500	$ 2,503
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,984
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,253
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CDC IXIS Finl. Guaranty Insured)	2,500	2,541
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	741
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,790
0% 8/1/19 (MBIA Insured)	5,365	3,227
0% 8/1/20 (MBIA Insured)	6,425	3,654
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (f)	18,535	14,292
0% 1/1/18 (Escrowed to Maturity) (f)	1,000	670
5% 1/1/35 (MBIA Insured)	24,070	24,400
0% 1/15/27 (a)	4,000	3,768
0% 1/15/27 (MBIA Insured) (a)	4,500	4,416
0% 1/15/29 (a)	4,000	3,755
5% 1/15/16 (MBIA Insured)	5,860	6,097
5.75% 1/15/40	8,155	8,324
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	946
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,335
5.75% 7/1/30 (MBIA Insured)	1,000	1,066
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,066
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (f)	2,120	2,138
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (f)	2,900	3,352
Series 2003 B, 5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	5,000	5,377
Series A:
5% 6/1/45	13,425	13,075
5% 6/1/45 (FGIC Insured)	2,900	2,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series A-1:
5% 6/1/11	$ 1,500	$ 1,528
5% 6/1/13	1,000	1,016
5% 6/1/14	2,000	2,020
5% 6/1/15	1,000	1,005
Series A1:
5% 6/1/12	1,400	1,424
5% 6/1/33	3,000	2,625
Series B:
5% 6/1/11 (Escrowed to Maturity) (f)	3,610	3,809
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	6,300	6,931
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,733
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (d)	2,500	2,536
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	630
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,500
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,560
5.25% 11/15/21	3,790	3,842
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (e)	2,000	2,123
5% 5/15/15 (FGIC Insured) (e)	1,000	1,055
5% 5/15/22 (MBIA Insured) (e)	2,735	2,807
6% 5/15/10 (FGIC Insured) (e)	1,000	1,053
6% 5/15/12 (FGIC Insured) (e)	3,500	3,818
Los Angeles Cmnty. College District Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,484
5% 8/1/20 (FGIC Insured)	2,415	2,605
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,918
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (f)	3,380	2,760
(Disney Parking Proj.):
0% 3/1/10	2,000	1,844
0% 3/1/11	1,950	1,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 3/1/12	$ 2,180	$ 1,849
0% 3/1/13	6,490	5,274
0% 9/1/14 (AMBAC Insured)	3,860	2,958
0% 3/1/18	3,000	1,887
0% 3/1/19	3,200	1,903
0% 3/1/20	1,000	562
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,148
5.375% 9/1/17 (FSA Insured)	1,095	1,200
5.375% 9/1/18 (FSA Insured)	1,155	1,257
5.375% 9/1/19 (FSA Insured)	1,210	1,311
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,857
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (e)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (e)	3,990	4,227
5% 5/15/18 (MBIA Insured) (e)	1,410	1,483
Series A:
5% 5/15/16 (MBIA Insured) (e)	1,000	1,071
5.25% 5/15/19 (FGIC Insured)	3,000	3,183
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (f)	3,120	3,122
4.75% 8/15/16 (Escrowed to Maturity) (f)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (f)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	5,204
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,296
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,555
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,069
5.5% 10/15/11 (Escrowed to Maturity) (f)	3,670	3,773
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (e)	6,265	6,730
7.6% 10/1/18 (Escrowed to Maturity) (f)	12,265	15,020
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,233
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Series H:
5% 7/1/19 (FSA Insured)	$ 7,360	$ 8,063
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (f)	2,095	2,466
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	920
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,602
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	555
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,504
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,072
0% 8/1/25 (FGIC Insured)	2,800	1,193
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,735
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,735
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (f)	5,000	5,295
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (f)	2,270	2,057
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	702
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	648
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,861
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	567
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,209
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,437
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,407
12% 8/1/17 (FSA Insured)	1,000	1,655
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Subseries C:
5% 9/1/16 (AMBAC Insured)	$ 1,000	$ 1,088
5% 9/1/17 (AMBAC Insured)	2,735	2,977
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,366
3.955% 7/1/13 (d)	9,000	8,640
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (f)	3,850	5,143
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,935
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,068
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (f)	1,000	1,085
5.5% 9/1/17 (FGIC Insured)	3,000	3,261
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,964
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,516
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (e)	3,620	3,775
5.75% 12/1/11 (AMBAC Insured) (e)	4,000	4,312
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,092
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (e)	1,785	1,819
5% 5/1/10 (AMBAC Insured) (e)	1,820	1,872
5% 5/1/12 (AMBAC Insured) (e)	2,065	2,166
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,118
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,721
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,137
0% 8/1/21 (FGIC Insured)	1,000	536
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,030	2,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (f)	$ 4,035	$ 4,168
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (e)	1,805	1,841
Port of Oakland Rev.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	2,800	2,952
Series A:
5% 11/1/14 (MBIA Insured) (e)	10,910	11,610
5% 11/1/16 (MBIA Insured) (e)	2,885	3,075
5% 11/1/17 (MBIA Insured) (e)	2,185	2,324
Series L, 5.5% 11/1/20 (FGIC Insured) (e)	3,405	3,605
5% 11/1/15 (MBIA Insured) (e)	5,850	6,156
5% 11/1/17 (MBIA Insured) (e)	3,355	3,501
5% 11/1/18 (MBIA Insured) (e)	2,740	2,847
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (d)	4,800	4,385
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,744
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	35	35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,939
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,143
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,961
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,138
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,242
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	608
0% 8/1/25 (FGIC Insured)	2,725	1,141
0% 8/1/26 (FGIC Insured)	1,365	540
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	744
0% 8/1/27 (FGIC Insured)	1,940	741
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,239
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	$ 1,500	$ 1,595
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,084
Series R, 5% 8/15/33 (MBIA Insured)	6,825	7,029
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (f)	8,500	10,946
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22 (c)	10,000	10,853
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,049
0% 8/1/17 (FSA Insured)	3,395	2,277
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,498
5% 11/15/16 (AMBAC Insured)	2,000	2,169
5% 11/15/17 (AMBAC Insured)	2,000	2,155
5% 11/15/18 (AMBAC Insured)	2,000	2,141
5.25% 10/1/11	1,705	1,809
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (e)	2,200	2,322
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	5,172
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,704
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (f)	4,325	4,677
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,651
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	7,096
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (e)	6,000	6,065
5.25% 1/1/18 (AMBAC Insured) (e)	4,515	4,564
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (e)	1,355	1,384
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (e)	3,280	3,335
5.25% 5/1/14 (MBIA Insured) (e)	2,750	2,794
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,791
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Series 32H:
5% 5/1/11 (CIFG North America Insured) (e)	$ 2,325	$ 2,420
5% 5/1/12 (CIFG North America Insured) (e)	1,000	1,050
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	7,022
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,343
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,026
0% 8/1/10 (FGIC Insured)	1,085	988
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,988
5% 11/15/21 (MBIA Insured)	3,645	3,886
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,434
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,074
0% 1/15/12 (MBIA Insured)	7,000	5,992
0% 1/15/15 (MBIA Insured)	5,000	3,731
0% 1/15/20 (MBIA Insured)	3,765	2,158
0% 1/15/31 (MBIA Insured)	5,000	1,533
5.5% 1/15/28	1,060	1,060
0% 1/1/12 (Escrowed to Maturity) (f)	10,000	8,682
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,058
5% 3/1/24 (AMBAC Insured) (e)	9,690	9,869
5% 3/1/37 (AMBAC Insured) (e)	10,000	10,021
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,830
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,025
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,045
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (f)	1,990	1,497
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,912
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 951
0% 9/1/25 (FGIC Insured)	1,490	632
0% 9/1/26 (FGIC Insured)	1,500	602
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,419
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,170
Santa Rosa Wastewtr. Rev. (Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,295
0% 9/1/22 (AMBAC Insured)	2,900	1,469
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,144
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	399
0% 5/1/28 (MBIA Insured)	3,340	1,212
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,498
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,513
6.75% 7/1/11	6,500	7,208
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,311
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (d)	3,000	2,996
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,015	1,778
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,160
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,422
6% 6/1/22	1,100	1,174
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,346
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	631
0% 9/1/21 (FGIC Insured)	2,995	1,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	$ 2,800	$ 2,978
5% 5/15/33 (FSA Insured)	1,000	1,039
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	853
5.5% 5/15/21 (Pre-Refunded to 5/15/12 @ 101) (f)	1,335	1,470
5.5% 5/15/24 (AMBAC Insured)	370	401
5.5% 5/15/24 (Pre-Refunded to 5/15/12 @ 101) (f)	630	694
4.55% 12/1/09 (Escrowed to Maturity) (f)(g)	21,213	21,756
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,018
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,138
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,266
5% 5/15/17 (FSA Insured)	4,000	4,295
5.25% 5/15/16 (AMBAC Insured)	5,000	5,415
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,984
Series K, 5% 5/15/22	6,455	6,828
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	700	701
5.25% 1/1/13	8,500	8,508
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,151
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	995	1,090
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (f)	1,000	1,111
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (f)	1,380	1,534
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,845
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured) (b)	2,120	2,259
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	142
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	935
0% 8/1/31 (FGIC Insured)	2,715	838
0% 8/1/32 (FGIC Insured)	1,315	385
5.25% 8/1/16 (FGIC Insured)	1,000	1,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev. Series A:
5% 7/1/23	$ 1,460	$ 1,491
5% 7/1/25	1,665	1,690
5% 7/1/37	1,750	1,718
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (d)	4,300	4,315
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,116
		1,602,323
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,108
5.875% 7/1/35	1,875	1,950
		3,058
Puerto Rico - 0.8%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 3.474% 7/1/21 (FGIC Insured) (d)	4,600	4,507
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	7,051
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,750
0% 8/1/54 (AMBAC Insured)	9,500	862
		14,170
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	568
5.25% 10/1/15	1,255	1,328
		1,896
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,585,683)	1,621,447
NET OTHER ASSETS - 1.1%	17,414
NET ASSETS - 100%	$ 1,638,861
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
100 U.S. Treasury 10-Year Bond Contracts	March 2008	$ 11,320	$ (39)
The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $271,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,756,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 21,213
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,584,338,000. Net unrealized appreciation aggregated $37,109,000, of which $47,982,000 related to appreciated investment securities and $10,873,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Advisor California
Municipal Income Fund
Class A
Class T
Class B
Class C
Institutional Class

November 30, 2007

1.824868.102

ASCM-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.9%
	Principal Amount (000s)	Value (000s)
California - 97.8%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.):
4.625% 8/1/16	$ 380	$ 365
4.625% 8/1/17	405	386
5% 8/1/18	530	518
5% 8/1/19	555	538
5% 8/1/20	585	563
5% 8/1/23	1,940	1,833
ABC Unified School District:
Series C, 0% 8/1/31 (FGIC Insured)	2,720	840
0% 8/1/32 (FGIC Insured)	3,760	1,099
Alameda Corridor Trans. Auth. Rev. Series A, 5.25% 10/1/21 (MBIA Insured)	7,575	7,872
Alameda County Ctfs. of Prtn.:
(Santa Rita Jail Proj.) Series A:
5% 12/1/18 (AMBAC Insured)	2,645	2,870
5% 12/1/20 (AMBAC Insured)	2,810	3,001
0% 6/15/17 (MBIA Insured)	2,310	1,543
Alhambra Unified School District Series 2004 A, 5% 8/1/25 (FGIC Insured)	1,880	1,960
Anaheim Pub. Fing. Auth. Lease Rev. (Anaheim Pub. Impt. Proj.):
Series A, 6% 9/1/24 (FSA Insured)	1,000	1,198
Series C:
0% 9/1/19 (FSA Insured)	1,285	765
0% 9/1/22 (FSA Insured)	5,150	2,571
Azusa Unified School District 5.375% 7/1/16 (FSA Insured)	1,225	1,334
Bay Area Infrastructure Fing. Auth.:
5% 8/1/17 (AMBAC Insured)	5,000	5,227
5% 8/1/17 (FGIC Insured)	5,030	5,425
Burbank Glendale Pasadena Arpt. Auth. Rev. Series 2005 B:
5% 7/1/12 (AMBAC Insured) (e)	1,840	1,942
5.25% 7/1/14 (AMBAC Insured) (e)	2,035	2,203
5.25% 7/1/16 (AMBAC Insured) (e)	1,255	1,351
5.25% 7/1/17 (AMBAC Insured) (e)	1,370	1,466
Burbank Unified School District:
Series B, 0% 8/1/20 (FGIC Insured)	3,835	2,181
Series C, 0% 8/1/20 (FGIC Insured)	5,865	3,335
Butte-Glenn Cmnty. College District Series A, 5.5% 8/1/18 (MBIA Insured)	1,085	1,184
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Cabrillo Cmnty. College District Series A, 5.25% 8/1/15 (MBIA Insured)	$ 1,725	$ 1,895
Cabrillo Unified School District Series A:
0% 8/1/10 (AMBAC Insured)	2,150	1,960
0% 8/1/12 (AMBAC Insured)	2,800	2,367
0% 8/1/17 (AMBAC Insured)	1,000	671
0% 8/1/18 (AMBAC Insured)	2,000	1,274
California Dept. of Wtr. Resources Pwr. Supply Rev. Series A:
5% 5/1/17	1,000	1,052
5.5% 5/1/14 (AMBAC Insured)	7,935	8,669
5.5% 5/1/15 (AMBAC Insured)	8,400	9,163
6% 5/1/13	2,320	2,569
6% 5/1/14	7,500	8,288
6% 5/1/14 (MBIA Insured)	2,000	2,221
California Dept. of Wtr. Resources Rev. (Wtr. Sys. Proj.) Series J1, 7% 12/1/12	730	849
California Econ. Recovery Series A:
5% 7/1/15	12,275	13,258
5% 7/1/15 (MBIA Insured)	7,500	8,123
5.25% 7/1/13	3,000	3,272
5.25% 7/1/14	3,540	3,894
California Edl. Facilities Auth. Rev.:
(Chapman Univ. Proj.) 5.375% 10/1/16 (AMBAC Insured)	510	516
(College & Univ. Fing. Prog.):
5% 2/1/16	1,600	1,603
5% 2/1/17	1,000	998
(Loyola Marymount Univ. Proj.) 0% 10/1/16 (MBIA Insured)	2,280	1,588
(Pomona College Proj.) Series A, 0% 7/1/38	3,155	677
(Santa Clara Univ. Proj.):
5.25% 9/1/17 (AMBAC Insured)	1,000	1,121
5.25% 9/1/26	7,910	8,539
(Scripps College Proj.) Series 2001, 5.25% 8/1/26 (Pre-Refunded to 8/1/11 @ 100) (f)	1,000	1,070
(Stanford Univ. Proj.):
Series N, 5.2% 12/1/27	20,000	20,200
Series O, 5.125% 1/1/31	5,000	5,054
California Gen. Oblig.:
Series 1, 5% 9/1/17	2,000	2,138
Series 1992, 6.25% 9/1/12 (FGIC Insured)	2,000	2,191
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
Series 2005, 5.5% 6/1/28	$ 275	$ 283
Series 2007:
5.625% 5/1/20	150	157
5.625% 5/1/26	215	223
5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 101) (f)	80	85
5.75% 5/1/30	160	167
5.75% 5/1/30 (Pre-Refunded to 5/1/10 @ 101) (f)	60	64
4.5% 8/1/30	5,000	4,734
4.5% 10/1/36	4,875	4,554
5% 2/1/11	3,000	3,141
5% 3/1/13	1,095	1,168
5% 3/1/15	3,050	3,280
5% 8/1/18	28,010	29,895
5% 8/1/21	5,000	5,220
5% 12/1/21	10,000	10,434
5% 2/1/23	1,095	1,125
5% 2/1/26 (AMBAC Insured)	1,500	1,544
5% 3/1/26	2,800	2,860
5% 6/1/26	4,300	4,400
5% 6/1/27 (AMBAC Insured)	2,800	2,914
5% 6/1/29	5,005	5,099
5% 2/1/31 (MBIA Insured)	2,800	2,879
5% 3/1/31	4,600	4,665
5% 4/1/31 (AMBAC Insured)	5	5
5% 6/1/31	2,000	2,032
5% 12/1/31 (MBIA Insured)	2,000	2,069
5% 9/1/32	4,200	4,259
5% 9/1/32	10,000	10,141
5% 10/1/32 (MBIA Insured)	1,000	1,027
5% 8/1/33	3,400	3,452
5% 9/1/33	10,000	10,134
5% 8/1/35	6,200	6,286
5% 9/1/35	9,400	9,512
5.125% 11/1/24	2,800	2,890
5.125% 2/1/26	2,800	2,888
5.25% 2/1/11	5,790	6,106
5.25% 3/1/11	1,405	1,483
5.25% 3/1/12	3,000	3,204
5.25% 10/1/14	300	302
5.25% 2/1/15	2,315	2,495
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Gen. Oblig.: - continued
5.25% 2/1/15 (MBIA Insured)	$ 5,040	$ 5,483
5.25% 2/1/16	7,500	8,064
5.25% 10/1/17	260	261
5.25% 11/1/18	3,000	3,218
5.25% 2/1/20	6,805	7,214
5.25% 2/1/22	2,020	2,123
5.25% 11/1/26	1,000	1,042
5.25% 2/1/27 (MBIA Insured)	5,490	5,765
5.25% 4/1/27	5	5
5.25% 2/1/28	5,085	5,278
5.25% 4/1/29	5	5
5.25% 11/1/29	5,000	5,192
5.25% 4/1/30	35	36
5.25% 2/1/33	8,150	8,386
5.25% 12/1/33	105	109
5.375% 4/1/15 (MBIA Insured)	35	38
5.5% 6/1/10	1,625	1,709
5.5% 3/1/11 (XL Cap. Assurance, Inc. Insured)	3,055	3,259
5.5% 5/1/13 (MBIA Insured)	100	106
5.5% 4/1/28	5	5
5.5% 4/1/30	25	27
5.5% 11/1/33	34,870	36,821
5.75% 10/1/10	7,325	7,796
5.75% 12/1/10	2,500	2,670
6% 4/1/18	2,545	2,953
6.75% 8/1/10	5,675	6,157
6.75% 8/1/12	1,100	1,249
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series I, 4.95%, tender 7/1/14 (d)	5,000	5,281
(Cedars-Sinai Med. Ctr. Proj.) 5% 11/15/14	1,485	1,578
(Cottage Health Sys. Proj.) Series B, 5.25% 11/1/18 (MBIA Insured)	1,260	1,348
California Hsg. Fin. Agcy. Rev.:
Series 1983 A, 0% 2/1/15	7,597	4,297
Series 1983 B, 0% 8/1/15	100	47
Series J, 4.85% 8/1/27 (MBIA Insured) (e)	865	872
California Infrastructure & Econ. Dev. Bank Rev.:
(YMCA Metropolitan L.A. Proj.) Series 2001:
5.25% 2/1/26 (AMBAC Insured)	2,000	2,105
5.25% 2/1/32 (AMBAC Insured)	6,295	6,602
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Infrastructure & Econ. Dev. Bank Rev.: - continued
Series B, 5% 5/1/19 (FGIC Insured)	$ 1,000	$ 1,071
Series C, 3.9%, tender 12/1/11 (d)	2,150	2,199
5% 12/1/27	1,080	1,105
5% 12/1/32	1,000	1,017
5% 10/1/33	7,235	7,510
5% 12/1/42	3,000	3,033
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.) 5% 4/1/22	1,090	1,120
California Poll. Cont. Fing. Auth. Ctfs. of Prtn.:
(Pacific Gas & Elec. Co. Proj.) Series 1996 A, 5.35% 12/1/16 (MBIA Insured) (e)	4,335	4,567
(San Diego Gas & Elec. Co. Proj.) 5.9% 6/1/14 (MBIA Insured)	4,000	4,536
California Poll. Cont. Fing. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.):
Series A, 5.125%, tender 5/1/14 (d)(e)	9,000	9,134
Series A1, 4.7%, tender 4/1/12 (d)(e)	3,250	3,256
California Pub. Works Board Lease Rev.:
(Butterfield State Office Complex Proj.) Series 2005 A:
5% 6/1/13	2,500	2,665
5% 6/1/14	2,000	2,142
5.25% 6/1/24	5,400	5,620
5.25% 6/1/25	5,000	5,191
5.25% 6/1/30	4,000	4,120
(California Cmnty. College Projs.) Series A, 5.25% 12/1/16	4,450	4,561
(California State Univ. Proj.):
Series 2006 G:
5% 11/1/20	1,825	1,919
5% 11/1/21	2,020	2,107
Series A, 5% 10/1/14 (FGIC Insured)	2,700	2,930
(Capitol East End Complex-Blocks 171-174 & 225 Proj.) Series A, 5.25% 12/1/18 (AMBAC Insured)	5,000	5,348
(Coalinga State Hosp. Proj.):
Series 2004 A, 5.5% 6/1/17	9,980	10,852
Series A:
5.25% 6/1/12	2,485	2,656
5.5% 6/1/15	1,000	1,096
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/15 (FGIC Insured)	2,455	2,677
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections & Rehab. Proj.) Series F:
5% 11/1/16 (FGIC Insured)	$ 2,000	$ 2,186
(Dept. of Corrections State Prison Proj.) Series E:
5.5% 6/1/15 (FSA Insured)	2,000	2,180
5.5% 6/1/15 (MBIA Insured)	1,000	1,090
(Dept. of Corrections, Madera State Prison Proj.) Series E, 5.5% 6/1/15	8,775	9,518
(Dept. of Corrections, Monterey County State Prison Proj.) Series C:
5.5% 6/1/15	6,100	6,664
5.5% 6/1/17 (MBIA Insured)	4,775	5,244
(Dept. of Corrections, Susanville State Prison Proj.) Series D, 5.25% 6/1/15 (FSA Insured)	4,050	4,425
(Dept. of Gen. Services Butterfield Proj.) Series A, 5% 6/1/23	2,900	2,975
(Dept. of Mental Health Proj.) Series A:
5% 6/1/25	3,000	3,052
5.5% 6/1/19	2,000	2,157
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	2,000	2,183
(Ten Administrative Segregation Hsg. Units Proj.) Series 2002 A, 5.25% 3/1/18 (AMBAC Insured)	2,500	2,669
(Univ. of California Research Proj.):
Series E, 5% 10/1/23	2,410	2,507
5% 11/1/25 (MBIA Insured)	5,165	5,373
(Univ. of California Revs. Proj.) Series E 5.25% 10/1/21	2,900	3,098
(Various California State Univ. Projs.) Series B, 6.4% 12/1/09	3,700	3,804
Series 2005 H, 5% 6/1/16	5,000	5,334
Series 2005 J, 5.25% 1/1/16 (AMBAC Insured)	3,500	3,878
Series 2005 K, 5% 11/1/17	5,625	5,999
California State Univ. Rev.:
(Systemwide Proj.) Series A:
5.375% 11/1/18 (AMBAC Insured)	1,290	1,399
5.5% 11/1/16 (AMBAC Insured)	1,500	1,645
5% 11/1/16 (FSA Insured)	1,000	1,105
5% 11/1/17 (FSA Insured)	1,225	1,354
California Statewide Communities Dev. Auth. Poll. Cont. Rev.:
(Southern California Edison Co. Proj.) Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	2,425	2,471
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
California Statewide Communities Dev. Auth. Poll. Cont. Rev.: - continued
(Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (d)	$ 7,965	$ 8,117
California Statewide Communities Dev. Auth. Rev.:
(Cmnty. Hosp. Monterey Peninsula Proj.) Series B, 5.25% 6/1/23 (FSA Insured)	1,800	1,910
(Daughters of Charity Health Sys. Proj.):
Series A, 5.25% 7/1/35	13,175	12,692
Series G, 5.25% 7/1/12	900	931
5.25% 7/1/13	1,475	1,530
(Kaiser Fund Hosp./Health Place, Inc. Proj.) Series 2002 C, 3.85%, tender 6/1/12 (d)	3,000	3,001
(Kaiser Permanente Health Sys. Proj.):
Series 2004 H, 2.625%, tender 5/1/08 (d)	1,795	1,788
Series B, 4.285% 4/1/36 (d)	6,500	5,610
Series I, 3.45%, tender 5/1/11 (d)	2,750	2,732
(Kaiser Permanente Proj.) Series A, 4.75% 4/1/33	2,000	1,934
(Los Angeles Orthopaedic Hosp. Foundation Prog.) 5.75% 6/1/30 (AMBAC Insured)	10,000	10,110
(Sutter Health Systems Proj.):
Series B, 5.625% 8/15/42	5,000	5,175
5% 11/15/43 (MBIA Insured)	4,125	4,198
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (f)	1,450	1,663
California Statewide Communities Dev. Auth. Rev. Ctfs. of Prtn. (Catholic Health Care West Proj.):
6% 7/1/09 (Escrowed to Maturity) (f)	300	308
6% 7/1/09 (Escrowed to Maturity) (f)	985	1,011
Carlsbad Unified School District 0% 11/1/15 (FGIC Insured)	1,700	1,239
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,500	1,686
Center Unified School District:
Series 1997 C, 0% 9/1/20 (MBIA Insured)	2,010	1,137
Series C, 0% 9/1/18 (MBIA Insured)	2,000	1,261
Clovis Pub. Fing. Auth. Wastewtr. Rev. 5% 8/1/35 (MBIA Insured)	3,295	3,398
Colton Joint Unified School District Series 2001 C, 5.25% 2/1/22 (FGIC Insured)	1,200	1,286
Commerce Refuse to Energy Auth. Rev.:
5.5% 7/1/14 (MBIA Insured)	1,545	1,722
5.5% 7/1/15 (MBIA Insured)	2,685	3,017
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Contra Costa County Ctfs. of Prtn. (Merrithew Memorial Hosp. Proj.) 0% 11/1/14 (Escrowed to Maturity) (f)	$ 3,000	$ 2,339
Corona-Norco Unified School District Series A:
5% 8/1/19 (FSA Insured)	2,570	2,817
5% 8/1/22 (FSA Insured)	1,470	1,589
5% 8/1/25 (FSA Insured)	1,435	1,532
5% 8/1/26 (FSA Insured)	2,000	2,129
5% 8/1/27 (FSA Insured)	1,785	1,896
5% 8/1/31 (FSA Insured)	5,000	5,282
Cucamonga County Wtr. District 5% 9/1/36 (MBIA Insured)	2,890	2,979
Davis Spl. Tax Rev.:
5% 9/1/11 (AMBAC Insured)	595	626
5% 9/1/12 (AMBAC Insured)	625	666
5% 9/1/13 (AMBAC Insured)	655	704
5% 9/1/14 (AMBAC Insured)	690	746
5% 9/1/15 (AMBAC Insured)	725	787
5% 9/1/18 (AMBAC Insured)	835	891
5% 9/1/20 (AMBAC Insured)	925	979
5% 9/1/22 (AMBAC Insured)	1,020	1,061
Duarte Ctfs. of Prtn. Series A:
5% 4/1/11	2,780	2,837
5% 4/1/12	4,210	4,292
5% 4/1/13	1,830	1,864
5.25% 4/1/09	1,600	1,627
East Bay Muni. Util. District Wtr. Sys. Rev. Series 2005 A, 5% 6/1/35 (MBIA Insured)	15,600	16,131
El Centro Fing. Auth. Wastewtr. Series A, 5.25% 10/1/35 (FSA Insured)	8,340	8,816
Elk Grove Fin. Auth. Spl. Tax Rev. 5% 9/1/17 (AMBAC Insured)	2,420	2,595
Elk Grove Unified School District Spl. Tax (Cmnty. Facilities District #1 Proj.) 6.5% 12/1/24 (AMBAC Insured)	4,025	5,099
Empire Union School District Spl. Tax (Cmnty. Facilities District No. 1987 Proj.) Series 1A:
0% 10/1/24 (AMBAC Insured)	1,665	745
0% 10/1/25 (AMBAC Insured)	1,665	704
Encinitas Union School District:
0% 8/1/10 (MBIA Insured)	1,000	911
0% 8/1/21 (MBIA Insured)	1,000	536
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Escondido Union High School District 0% 11/1/16 (Escrowed to Maturity) (f)	$ 3,500	$ 2,503
Fairfield-Suisun Swr. District Swr. Rev. Series A, 0% 5/1/09 (MBIA Insured)	2,080	1,984
Fairfield-Suisun Unified School District 5.5% 8/1/28 (MBIA Insured)	3,000	3,253
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.) 5% 5/1/37 (CDC IXIS Finl. Guaranty Insured)	2,500	2,541
Folsom Cordova Unified School District School Facilities Impt. District #1 Series A, 0% 10/1/20 (MBIA Insured)	1,315	741
Foothill-De Anza Cmnty. College District:
0% 8/1/15 (MBIA Insured)	2,430	1,790
0% 8/1/19 (MBIA Insured)	5,365	3,227
0% 8/1/20 (MBIA Insured)	6,425	3,654
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev.:
Series A:
0% 1/1/15 (Escrowed to Maturity) (f)	18,535	14,292
0% 1/1/18 (Escrowed to Maturity) (f)	1,000	670
5% 1/1/35 (MBIA Insured)	24,070	24,400
0% 1/15/27 (a)	4,000	3,768
0% 1/15/27 (MBIA Insured) (a)	4,500	4,416
0% 1/15/29 (a)	4,000	3,755
5% 1/15/16 (MBIA Insured)	5,860	6,097
5.75% 1/15/40	8,155	8,324
Fremont Unified School District, Alameda County Series F, 0% 8/1/09 (MBIA Insured)	1,000	946
Fullerton Univ. Foundation Auxiliary Organization Rev. Series A:
5.75% 7/1/25 (MBIA Insured)	1,250	1,335
5.75% 7/1/30 (MBIA Insured)	1,000	1,066
Glendora Unified School District Series 2005 A, 5.25% 8/1/26 (MBIA Insured)	1,000	1,066
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (f)	2,120	2,138
6.625% 6/1/40 (Pre-Refunded to 6/1/13 @ 100) (f)	2,900	3,352
Series 2003 B, 5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	5,000	5,377
Series A:
5% 6/1/45	13,425	13,075
5% 6/1/45 (FGIC Insured)	2,900	2,904
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series A-1:
5% 6/1/11	$ 1,500	$ 1,528
5% 6/1/13	1,000	1,016
5% 6/1/14	2,000	2,020
5% 6/1/15	1,000	1,005
Series A1:
5% 6/1/12	1,400	1,424
5% 6/1/33	3,000	2,625
Series B:
5% 6/1/11 (Escrowed to Maturity) (f)	3,610	3,809
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (f)	6,300	6,931
Golden West Schools Fing. Auth. Rev. Series A, 0% 8/1/18 (MBIA Insured)	2,750	1,733
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (d)	2,500	2,536
La Quinta Redev. Agcy. Tax. Allocation (Area #1 Redev. Proj.) 7.3% 9/1/11 (MBIA Insured)	555	630
Lancaster Fing. Auth. Tax Allocation Rev. 5% 2/1/31 (AMBAC Insured)	3,445	3,500
Long Beach Bond Fin. Auth. Natural Gas Purchase Rev. Series A:
5.25% 11/15/19	2,500	2,560
5.25% 11/15/21	3,790	3,842
Long Beach Hbr. Rev. Series A:
5% 5/15/14 (FGIC Insured) (e)	2,000	2,123
5% 5/15/15 (FGIC Insured) (e)	1,000	1,055
5% 5/15/22 (MBIA Insured) (e)	2,735	2,807
6% 5/15/10 (FGIC Insured) (e)	1,000	1,053
6% 5/15/12 (FGIC Insured) (e)	3,500	3,818
Los Angeles Cmnty. College District Series A:
5% 8/1/19 (FGIC Insured)	3,215	3,484
5% 8/1/20 (FGIC Insured)	2,415	2,605
Los Angeles Cmnty. Redev. Agcy. Lease Rev. (Vermont Manchester Social Services Proj.) 5% 9/1/21 (AMBAC Insured)	2,805	2,918
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/13 (Escrowed to Maturity) (f)	3,380	2,760
(Disney Parking Proj.):
0% 3/1/10	2,000	1,844
0% 3/1/11	1,950	1,726
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles County Ctfs. of Prtn.: - continued
(Disney Parking Proj.):
0% 3/1/12	$ 2,180	$ 1,849
0% 3/1/13	6,490	5,274
0% 9/1/14 (AMBAC Insured)	3,860	2,958
0% 3/1/18	3,000	1,887
0% 3/1/19	3,200	1,903
0% 3/1/20	1,000	562
Los Angeles County Schools Regionalized Bus. Svcs. Corp. Ctfs. of Prtn. (Pooled Fing. Prog.) Series 2003 B:
5.375% 9/1/16 (FSA Insured)	1,045	1,148
5.375% 9/1/17 (FSA Insured)	1,095	1,200
5.375% 9/1/18 (FSA Insured)	1,155	1,257
5.375% 9/1/19 (FSA Insured)	1,210	1,311
Los Angeles Ctfs. of Prtn. (Dept. Pub. Social Svcs. Proj.) Series A, 5.5% 8/1/24 (AMBAC Insured)	3,700	3,857
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series D, 5.625% 5/15/12 (FGIC Insured) (e)	290	290
Series 2006 A:
5% 5/15/17 (MBIA Insured) (e)	3,990	4,227
5% 5/15/18 (MBIA Insured) (e)	1,410	1,483
Series A:
5% 5/15/16 (MBIA Insured) (e)	1,000	1,071
5.25% 5/15/19 (FGIC Insured)	3,000	3,183
Los Angeles Dept. of Wtr. & Pwr. Elec. Plant Rev.:
4.75% 8/15/12 (Escrowed to Maturity) (f)	3,120	3,122
4.75% 8/15/16 (Escrowed to Maturity) (f)	1,395	1,396
4.75% 10/15/20 (Escrowed to Maturity) (f)	150	150
Los Angeles Dept. of Wtr. & Pwr. Rev. Series A1, 5% 7/1/35 (FSA Insured)	5,000	5,204
Los Angeles Dept. of Wtr. & Pwr. Wtrwks. Rev.:
Series 2001 A, 5.125% 7/1/41	15,000	15,296
Series 2004 C, 5% 7/1/34 (MBIA Insured)	1,500	1,555
Series A, 5.125% 7/1/41 (MBIA Insured)	3,000	3,069
5.5% 10/15/11 (Escrowed to Maturity) (f)	3,670	3,773
Los Angeles Hbr. Dept. Rev.:
Series 2005 B, 5% 8/1/14 (FGIC Insured) (e)	6,265	6,730
7.6% 10/1/18 (Escrowed to Maturity) (f)	12,265	15,020
Los Angeles Unified School District:
Series 2004 A1, 5% 7/1/17 (MBIA Insured)	3,000	3,233
Series H:
5% 7/1/18 (FSA Insured)	1,500	1,655
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Los Angeles Unified School District: - continued
Series H:
5% 7/1/19 (FSA Insured)	$ 7,360	$ 8,063
M-S-R Pub. Pwr. Agcy. San Juan Proj. Rev. Series D, 6.75% 7/1/20 (Escrowed to Maturity) (f)	2,095	2,466
Manhattan Beach Unified School District Series A, 0% 9/1/09 (FGIC Insured)	975	920
Marina Coast Wtr. District Ctfs. Prtn. 5% 6/1/37 (MBIA Insured)	3,500	3,602
Merced Union High School District Series A, 0% 8/1/22 (FGIC Insured)	1,100	555
Metropolitan Wtr. District of Southern California Wtrwks. Rev. Series 2005 A, 5% 7/1/35 (FSA Insured)	17,800	18,504
Modesto Elementary School District, Stanislaus County Series A:
0% 8/1/21 (FGIC Insured)	2,000	1,072
0% 8/1/25 (FGIC Insured)	2,800	1,193
Modesto Gen. Oblig. Ctfs. of Prtn.:
(Cmnty. Ctr. Refing. Proj.) Series A, 5% 11/1/23 (AMBAC Insured)	2,500	2,735
(Golf Course Refing. Proj.) Series B, 5% 11/1/23 (FGIC Insured)	1,585	1,735
Modesto Irrigation District Ctfs. of Prtn.:
(Geysers Geothermal Pwr. Proj.) Series 1986 A, 5% 10/1/17 (Escrowed to Maturity) (f)	5,000	5,295
(Rfdg. and Cap. Impts Proj.) Series A, 0% 10/1/10 (Escrowed to Maturity) (f)	2,270	2,057
Monrovia Unified School District Series B, 0% 8/1/33 (FGIC Insured)	2,500	702
Montebello Unified School District 0% 6/1/26 (FSA Insured)	1,580	648
Monterey County Ctfs. of Prtn. 5% 8/1/18 (AMBAC Insured)	3,580	3,861
Moreland School District Series 2003 B, 0% 8/1/27 (FGIC Insured)	1,485	567
Murrieta Valley Unified School District Series A, 0% 9/1/13 (FGIC Insured)	1,500	1,209
Natomas Unified School District 5.25% 8/1/30 (FGIC Insured)	5,150	5,437
New Haven Unified School District:
12% 8/1/16 (FSA Insured)	1,500	2,407
12% 8/1/17 (FSA Insured)	1,000	1,655
North City West School Facilities Fing. Auth. Spl. Tax:
Subseries B, 5.25% 9/1/23 (AMBAC Insured)	1,530	1,680
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
North City West School Facilities Fing. Auth. Spl. Tax: - continued
Subseries C:
5% 9/1/16 (AMBAC Insured)	$ 1,000	$ 1,088
5% 9/1/17 (AMBAC Insured)	2,735	2,977
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	2,300	2,366
3.955% 7/1/13 (d)	9,000	8,640
Northern California Pwr. Agcy. Pub. Pwr. Rev. (Hydro Elec. #1 Proj.) Series A, 7.5% 7/1/23 (Pre-Refunded to 7/1/21 @ 100) (f)	3,850	5,143
Northern California Transmission Auth. Rev. (Ore Trans. Proj.) Series A, 7% 5/1/13 (MBIA Insured)	6,100	6,935
Novato Unified School District 5.25% 8/1/17 (FGIC Insured)	1,000	1,068
Oakland Redev. Agcy. Sub Tax Allocation (Central District Redev. Proj.):
5% 9/1/21 (Escrowed to Maturity) (f)	1,000	1,085
5.5% 9/1/17 (FGIC Insured)	3,000	3,261
Ontario Redev. Fing. Auth. Rev. (Ctr. City Cimarron #1 Proj.) 0% 8/1/10 (MBIA Insured)	3,255	2,964
Orange County Local Trans. Auth. Sales Tax Rev. 6.2% 2/14/11 (AMBAC Insured)	7,000	7,516
Orange County Pub. Fin. Auth. Waste Mgt. Sys. Rev.:
5.75% 12/1/09 (AMBAC Insured) (e)	3,620	3,775
5.75% 12/1/11 (AMBAC Insured) (e)	4,000	4,312
Orange County Pub. Fin. Lease Rev. (Juvenile Justice Ctr. Facility Proj.) 5.375% 6/1/16 (AMBAC Insured)	3,770	4,092
Oxnard Fin. Auth. Solid Waste Rev.:
5% 5/1/09 (AMBAC Insured) (e)	1,785	1,819
5% 5/1/10 (AMBAC Insured) (e)	1,820	1,872
5% 5/1/12 (AMBAC Insured) (e)	2,065	2,166
Oxnard Fing. Auth. Wastewtr. Rev. (Redwood Trunk Swr. and Headworks Proj.) Series A, 5% 6/1/29 (FGIC Insured)	3,000	3,118
Palmdale Elementary School District Spl. Tax (Cmnty. Facilities District #90-1 Proj.) 5.8% 8/1/29 (FSA Insured)	6,410	6,721
Placer County Union High School District Series A:
0% 8/1/20 (FGIC Insured)	2,000	1,137
0% 8/1/21 (FGIC Insured)	1,000	536
Placer County Wtr. Agcy. Rev. (Middle Fork Proj.) Series A, 3.75% 7/1/12	2,030	2,026
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Pomona Unified School District Series C, 6% 8/1/30 (Escrowed to Maturity) (f)	$ 4,035	$ 4,168
Port of Oakland Port Rev. Series G, 5.375% 11/1/08 (MBIA Insured) (e)	1,805	1,841
Port of Oakland Rev.:
Series 2002 N, 5% 11/1/12 (MBIA Insured) (e)	2,800	2,952
Series A:
5% 11/1/14 (MBIA Insured) (e)	10,910	11,610
5% 11/1/16 (MBIA Insured) (e)	2,885	3,075
5% 11/1/17 (MBIA Insured) (e)	2,185	2,324
Series L, 5.5% 11/1/20 (FGIC Insured) (e)	3,405	3,605
5% 11/1/15 (MBIA Insured) (e)	5,850	6,156
5% 11/1/17 (MBIA Insured) (e)	3,355	3,501
5% 11/1/18 (MBIA Insured) (e)	2,740	2,847
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (d)	4,800	4,385
Redwood City Elementary School District 0% 8/1/20 (FGIC Insured)	4,825	2,744
Richmond Redev. Agcy. Tax Allocation Rev. (Harbour Redev. Proj.) 7% 7/1/09 (FSA Insured)	35	35
Riverside County Asset Leasing Corp. Leasehold Rev. (Riverside County Hosp. Proj.):
Series A, 6.5% 6/1/12 (MBIA Insured)	15,500	16,939
Series B, 5.7% 6/1/16 (MBIA Insured)	1,950	2,143
Riverside County Pub. Fing. Auth. Tax Allocation Rev. (Redev. Projs.):
Series A, 5% 10/1/18 (XL Cap. Assurance, Inc. Insured)	3,740	3,961
5.25% 10/1/20 (XL Cap. Assurance, Inc. Insured)	2,020	2,138
5.25% 10/1/21 (XL Cap. Assurance, Inc. Insured)	2,125	2,242
Rocklin Unified School District:
0% 8/1/24 (FGIC Insured)	1,370	608
0% 8/1/25 (FGIC Insured)	2,725	1,141
0% 8/1/26 (FGIC Insured)	1,365	540
Roseville City School District:
0% 8/1/25 (FGIC Insured)	1,745	744
0% 8/1/27 (FGIC Insured)	1,940	741
Sacramento City Fing. Auth. Lease Rev. Series A, 5.4% 11/1/20 (AMBAC Insured)	2,000	2,239
Sacramento City Fing. Auth. Rev. (Combined Area Projs.) Series B, 0% 11/1/15 (MBIA Insured)	7,735	5,638
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Sacramento Muni. Util. District Elec. Rev.:
Series 2001 P, 5.25% 8/15/16 (FSA Insured)	$ 1,500	$ 1,595
Series L, 5.125% 7/1/22 (MBIA Insured)	4,000	4,084
Series R, 5% 8/15/33 (MBIA Insured)	6,825	7,029
San Bernardino County Ctfs. of Prtn.:
(Cap. Facilities Proj.) Series B, 6.875% 8/1/24 (Escrowed to Maturity) (f)	8,500	10,946
(Med. Ctr. Fing. Prog.) 5.5% 8/1/22 (c)	10,000	10,853
San Diego Cmnty. College District:
Series 2002 A, 5% 5/1/22 (FSA Insured)	1,000	1,049
0% 8/1/17 (FSA Insured)	3,395	2,277
San Diego County Ctfs. of Prtn.:
(The Bishop's School Proj.) Series A, 6% 9/1/34, LOC Bank of New York, New York	4,090	4,498
5% 11/15/16 (AMBAC Insured)	2,000	2,169
5% 11/15/17 (AMBAC Insured)	2,000	2,155
5% 11/15/18 (AMBAC Insured)	2,000	2,141
5.25% 10/1/11	1,705	1,809
San Diego County Reg'l. Arpt. Auth. Arpt. Rev. 5% 7/1/12 (AMBAC Insured) (e)	2,200	2,322
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5% 5/1/29 (FSA Insured)	5,000	5,172
San Diego Unified School District (Election of 1998 Proj.):
Series 2000 B, 6.05% 7/1/18 (MBIA Insured)	2,290	2,704
Series D, 5.25% 7/1/17 (FGIC Insured) (Pre-Refunded to 7/1/12 @ 101) (f)	4,325	4,677
San Francisco Bay Area Rapid Trans. District Sales Tax Rev. 5.25% 7/1/18	1,620	1,651
San Francisco Bay Area Rapid Transit Fing. Auth. Series 2004 A, 5% 8/1/35	6,815	7,096
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.:
(SFO Fuel Co. Proj.) Series A:
5.125% 1/1/17 (AMBAC Insured) (e)	6,000	6,065
5.25% 1/1/18 (AMBAC Insured) (e)	4,515	4,564
Second Series 15A, 5.5% 5/1/09 (FSA Insured) (e)	1,355	1,384
Second Series 18A:
5.25% 5/1/11 (MBIA Insured) (e)	3,280	3,335
5.25% 5/1/14 (MBIA Insured) (e)	2,750	2,794
Series 32F, 5.25% 5/1/19 (FGIC Insured)	2,500	2,791
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Francisco City & County Arpts. Commission Int'l. Arpt. Rev.: - continued
Series 32H:
5% 5/1/11 (CIFG North America Insured) (e)	$ 2,325	$ 2,420
5% 5/1/12 (CIFG North America Insured) (e)	1,000	1,050
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series A, 5% 11/1/32 (MBIA Insured)	6,810	7,022
San Francisco City & County Redev. Fing. Auth. Tax Allocation Rev.:
(San Francisco Redev. Proj.) Series B, 0% 8/1/10 (MBIA Insured)	1,475	1,343
Series A:
0% 8/1/09 (FGIC Insured)	1,085	1,026
0% 8/1/10 (FGIC Insured)	1,085	988
San Joaquin County Ctfs. of Prtn. (County Administration Bldg. Proj.):
5% 11/15/20 (MBIA Insured)	3,720	3,988
5% 11/15/21 (MBIA Insured)	3,645	3,886
San Joaquin Hills Trans. Corridor Agcy. Toll Road Rev.:
Series 1997 A, 0% 1/15/26 (MBIA Insured)	11,000	4,434
Series A:
0% 1/15/10 (MBIA Insured)	2,240	2,074
0% 1/15/12 (MBIA Insured)	7,000	5,992
0% 1/15/15 (MBIA Insured)	5,000	3,731
0% 1/15/20 (MBIA Insured)	3,765	2,158
0% 1/15/31 (MBIA Insured)	5,000	1,533
5.5% 1/15/28	1,060	1,060
0% 1/1/12 (Escrowed to Maturity) (f)	10,000	8,682
San Jose Int'l. Arpt. Rev.:
Series A, 5.25% 3/1/14 (FGIC Insured)	1,000	1,058
5% 3/1/24 (AMBAC Insured) (e)	9,690	9,869
5% 3/1/37 (AMBAC Insured) (e)	10,000	10,021
San Jose Unified School District Santa Clara County:
Series 2002 B, 5% 8/1/25 (FGIC Insured)	1,750	1,830
Series A, 5.375% 8/1/20 (FSA Insured)	1,895	2,025
San Luis Obispo County Fing. Auth. Series 2000 A, 5.375% 8/1/24 (MBIA Insured)	1,000	1,045
San Marcos Pub. Facilities Auth. Pub. Facilities Rev. 0% 9/1/15 (Escrowed to Maturity) (f)	1,990	1,497
San Mateo County Cmnty. College District Series A, 0% 9/1/18 (FGIC Insured)	3,000	1,912
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
San Mateo Unified School District (Election of 2000 Proj.) Series B:
0% 9/1/23 (FGIC Insured)	$ 2,000	$ 951
0% 9/1/25 (FGIC Insured)	1,490	632
0% 9/1/26 (FGIC Insured)	1,500	602
Sanger Unified School District 5.6% 8/1/23 (MBIA Insured)	3,000	3,419
Santa Margarita/Dana Point Auth. Rev. Impt. (Dists. 1, 2, 2A & 8 Proj.) Series A, 7.25% 8/1/12 (MBIA Insured)	1,865	2,170
Santa Rosa Wastewtr. Rev. (Cap. Appreciation) Series B:
0% 9/1/20 (AMBAC Insured)	4,030	2,295
0% 9/1/22 (AMBAC Insured)	2,900	1,469
Shasta Joint Powers Fing. Auth. Lease Rev. (County Administration Bldg. Proj.) Series A, 5% 4/1/29 (MBIA Insured)	5,015	5,144
Shasta Union High School District:
0% 8/1/26 (FGIC Insured)	1,000	399
0% 5/1/28 (MBIA Insured)	3,340	1,212
Sierra View Local Health Care District Rev. 5.25% 7/1/37	1,500	1,498
Southern California Pub. Pwr. Auth. Rev. (Multiple Projs.):
6.75% 7/1/10	1,400	1,513
6.75% 7/1/11	6,500	7,208
Sulphur Springs Union School District Series A, 0% 9/1/12 (MBIA Insured)	2,750	2,311
Sulphur Springs Union School District Ctfs. of Prtn. (2002 School Facility Bridge Fdg. Prog.) 3.1%, tender 9/1/09 (FSA Insured) (d)	3,000	2,996
Tahoe-Truckee Joint Unified School District Series A, 0% 9/1/10 (FGIC Insured)	2,015	1,778
Torrance Ctfs. of Prtn. (Refing. & Pub. Impt. Proj.) Series B, 5.25% 6/1/34 (AMBAC Insured)	3,000	3,160
Torrance Hosp. Rev. (Torrance Memorial Med. Ctr. Proj.) Series 2001 A:
5.5% 6/1/31	2,350	2,422
6% 6/1/22	1,100	1,174
Ukiah Unified School District 0% 8/1/14 (FGIC Insured)	3,040	2,346
Union Elementary School District Series A:
0% 9/1/18 (FGIC Insured)	1,000	631
0% 9/1/21 (FGIC Insured)	2,995	1,599
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Univ. of California Revs.:
(Ltd. Proj.) Series B:
5% 5/15/20 (FSA Insured)	$ 2,800	$ 2,978
5% 5/15/33 (FSA Insured)	1,000	1,039
(UCLA Med. Ctr. Proj.):
Series A:
5.5% 5/15/21 (AMBAC Insured)	785	853
5.5% 5/15/21 (Pre-Refunded to 5/15/12 @ 101) (f)	1,335	1,470
5.5% 5/15/24 (AMBAC Insured)	370	401
5.5% 5/15/24 (Pre-Refunded to 5/15/12 @ 101) (f)	630	694
4.55% 12/1/09 (Escrowed to Maturity) (f)(g)	21,213	21,756
Series 2005 F, 4.75% 5/15/35 (FSA Insured)	3,000	3,018
Series A, 5.125% 5/15/18 (AMBAC Insured)	2,000	2,138
Series B:
5% 5/15/16 (FSA Insured)	2,100	2,266
5% 5/15/17 (FSA Insured)	4,000	4,295
5.25% 5/15/16 (AMBAC Insured)	5,000	5,415
Series C, 4.75% 5/15/37 (MBIA Insured)	3,980	3,984
Series K, 5% 5/15/22	6,455	6,828
Upland Ctfs. of Prtn. (San Antonio Cmnty. Hosp. Proj.):
5.25% 1/1/08	700	701
5.25% 1/1/13	8,500	8,508
Val Verde Unified School District Ctfs. of Prtn.:
5% 1/1/35 (FGIC Insured)	2,090	2,151
5% 1/1/35 (Pre-Refunded to 1/1/15 @ 100) (f)	995	1,090
5.25% 1/1/17 (Pre-Refunded to 1/1/15 @ 100) (f)	1,000	1,111
5.25% 1/1/18 (Pre-Refunded to 1/1/15 @ 100) (f)	1,380	1,534
Victor Elementary School District Series A, 0% 6/1/14 (MBIA Insured)	2,375	1,845
Vista Gen. Oblig. Ctfs. of Prtn. 5% 5/1/20 (MBIA Insured) (b)	2,120	2,259
Vista Unified School District Series A:
5.375% 8/1/15 (FSA Insured)	130	142
5.375% 8/1/16 (FSA Insured)	100	109
Walnut Valley Unified School District Series D:
0% 8/1/30 (FGIC Insured)	2,875	935
0% 8/1/31 (FGIC Insured)	2,715	838
0% 8/1/32 (FGIC Insured)	1,315	385
5.25% 8/1/16 (FGIC Insured)	1,000	1,086
Municipal Bonds - continued
	Principal Amount (000s)	Value (000s)
California - continued
Washington Township Health Care District Rev. Series A:
5% 7/1/23	$ 1,460	$ 1,491
5% 7/1/25	1,665	1,690
5% 7/1/37	1,750	1,718
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (d)	4,300	4,315
Yuba City Unified School District Series A, 0% 9/1/21 (FGIC Insured)	2,090	1,116
		1,602,323
Guam - 0.2%
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev.:
5% 7/1/09	1,100	1,108
5.875% 7/1/35	1,875	1,950
		3,058
Puerto Rico - 0.8%
Puerto Rico Commonwealth Gen. Oblig. Series 2006A, 3.474% 7/1/21 (FGIC Insured) (d)	4,600	4,507
Puerto Rico Commonwealth Hwy. & Trans. Auth. Trans. Rev. Series N, 5.25% 7/1/39 (FGIC Insured)	6,500	7,051
Puerto Rico Sales Tax Fing. Corp. Sales Tax Rev. Series A:
0% 8/1/41 (FGIC Insured)	9,500	1,750
0% 8/1/54 (AMBAC Insured)	9,500	862
		14,170
Virgin Islands - 0.1%
Virgin Islands Pub. Fin. Auth. Rev. Series A:
5% 10/1/10	550	568
5.25% 10/1/15	1,255	1,328
		1,896
TOTAL INVESTMENT PORTFOLIO - 98.9% (Cost $1,585,683)	1,621,447
NET OTHER ASSETS - 1.1%	17,414
NET ASSETS - 100%	$ 1,638,861
Futures Contracts
	Expiration Date	Underlying Face Amount at Value (000s)	Unrealized Appreciation/ (Depreciation) (000s)
Purchased
Treasury Contracts
100 U.S. Treasury 10-Year Bond Contracts	March 2008	$ 11,320	$ (39)
The face value of futures purchased as a percentage of net assets - 0.7%
Legend
(a) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(b) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(c) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At the period end, the value of securities pledged amounted to $271,000.
(d) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Security collateralized by an amount sufficient to pay interest and principal.

(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $21,756,000 or 1.3% of net assets.

Additional information on each holding is as follows:
Security	Acquisition Date	Acquisition Cost (000s)
Univ. of California Revs. (UCLA Med. Ctr. Proj.) 4.55% 12/1/09 (Escrowed to Maturity)	3/6/02	$ 21,213
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,584,338,000. Net unrealized appreciation aggregated $37,109,000, of which $47,982,000 related to appreciated investment securities and $10,873,000 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please visit advisor.fidelity.com or call Fidelity at 1-877-208-0098 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® California
Short-Intermediate Tax-Free
Bond Fund

November 30, 2007

1.824280.102

CSI-QTLY-0108

Investments November 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 100.1%
	Principal Amount	Value
California - 94.2%
ABAG Fin. Auth. for Nonprofit Corp. Rev. (Hamlin School Proj.) 4.375% 8/1/13	$ 220,000	$ 213,180
Alameda County Ctfs. of Prtn. Series A, 5.375% 12/1/09 (MBIA Insured)	170,000	177,103
Alameda Unified School District Gen. Oblig. 5.5% 7/1/13 (FSA Insured)	25,000	27,724
Anaheim Union High School District Series A, 5% 8/1/22 (Pre-Refunded to 8/1/12 @ 100) (c)	155,000	166,625
Bay Area Infrastructure Fing. Auth. 5% 8/1/13 (XL Cap. Assurance, Inc. Insured)	1,000,000	1,042,840
Bay Area Toll Auth. California Toll Bridge Rev. (San Francisco Bay Area Proj.) Series 2001 D:
5% 4/1/08	100,000	100,552
5% 4/1/10	170,000	176,633
Berkeley Unified School District Gen. Oblig. Series I, 5% 8/1/08 (FSA Insured)	15,000	15,175
Big Bear Lake Wtr. Rev. 6% 4/1/11 (MBIA Insured)	1,225,000	1,294,286
California County Tobacco Securitization Agcy. Tobacco Settlement Asset-Backed:
Series 2002 A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	165,000	182,447
Series A, 5.875% 6/1/43 (Pre-Refunded to 6/1/12 @ 100) (c)	125,000	138,218
California Dept. of Trans. Rev. Series A:
5% 2/1/11 (MBIA Insured)	355,000	373,474
5% 2/1/12 (FGIC Insured)	100,000	106,547
California Dept. of Wtr. Resources Pwr. Supply Rev.:
Series 2002 A:
5% 5/1/13 (FSA Insured)	55,000	58,928
5.5% 5/1/09 (MBIA Insured)	50,000	51,560
5.5% 5/1/11 (MBIA Insured)	1,050,000	1,121,705
5.5% 5/1/12 (MBIA Insured)	85,000	92,388
5.5% 5/1/16 (Pre-Refunded to 5/1/12 @ 101) (c)	2,025,000	2,226,366
6% 5/1/13 (MBIA Insured)	100,000	111,196
Series 2005 A, 5.5% 5/1/11	45,000	48,028
Series A:
5% 5/1/09 (MBIA Insured)	75,000	76,829
5.125% 5/1/18 (Pre-Refunded to 5/1/12 @ 101) (c)	1,110,000	1,203,429
5.25% 5/1/09 (MBIA Insured)	255,000	262,086
5.25% 5/1/10 (MBIA Insured)	1,730,000	1,810,618
5.25% 5/1/11 (FSA Insured)	1,000,000	1,063,620
5.25% 5/1/12 (FSA Insured)	605,000	652,728
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Dept. of Wtr. Resources Pwr. Supply Rev.: - continued
Series A:
5.25% 5/1/12 (MBIA Insured)	$ 135,000	$ 145,364
5.5% 5/1/10	220,000	231,097
5.5% 5/1/13 (AMBAC Insured)	390,000	426,598
6% 5/1/13	450,000	498,240
California Dept. of Wtr. Resources Rev. (Central Valley Proj.):
Series J3, 7% 12/1/12 (Escrowed to Maturity) (c)	70,000	81,754
Series Q, 6% 12/1/09	40,000	42,054
5.5% 12/1/08	90,000	91,981
California Dept. of Wtr. Resources Wtr. Rev. Series W:
5.5% 12/1/09 (AMBAC Insured)	100,000	104,417
5.5% 12/1/13 (FSA Insured)	110,000	122,737
California Econ. Recovery:
Series 2004 A:
5% 7/1/10 (MBIA Insured)	300,000	312,999
5% 7/1/11 (MBIA Insured)	785,000	830,420
5% 7/1/12 (MBIA Insured)	585,000	626,360
5.25% 7/1/12	1,215,000	1,313,148
Series A:
5% 7/1/09	705,000	723,965
5% 7/1/15	825,000	891,041
5% 7/1/15 (MBIA Insured)	1,845,000	1,998,301
5.25% 1/1/11	1,155,000	1,220,951
5.25% 7/1/12 (FGIC Insured)	215,000	232,462
5.25% 7/1/13	555,000	605,233
5.25% 7/1/13 (MBIA Insured)	2,615,000	2,860,026
California Edl. Facilities Auth. Rev. (College & Univ. Fing. Prog.) 5% 2/1/13	1,265,000	1,278,662
California Gen. Oblig.:
Series AR, 10% 10/1/08	40,000	42,085
Series AT, 9.75% 2/1/09	10,000	10,718
0% 4/1/11	15,000	13,276
4% 8/1/13	1,000,000	1,020,270
4.5% 9/1/11 (Pre-Refunded to 9/1/10 @ 100) (c)	20,000	20,702
4.75% 9/1/08	100,000	101,067
5% 3/1/09	215,000	219,496
5% 2/1/10	390,000	403,588
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
5% 3/1/10	$ 65,000	$ 67,334
5% 6/1/10	75,000	77,968
5% 2/1/11	2,050,000	2,146,637
5% 5/1/11	95,000	99,783
5% 6/1/11 (MBIA Insured)	60,000	63,295
5% 9/1/11	2,085,000	2,198,090
5% 2/1/12	440,000	465,300
5% 3/1/12	1,425,000	1,507,878
5% 4/1/12	125,000	132,403
5% 10/1/12	2,000,000	2,129,220
5% 2/1/13	230,000	245,240
5% 3/1/13	875,000	933,398
5% 6/1/13	1,000,000	1,069,160
5% 10/1/13	50,000	53,049
5% 11/1/13	1,000,000	1,073,300
5% 8/1/14	1,000,000	1,075,410
5.25% 10/1/12	110,000	118,316
5.25% 3/1/13 (Pre-Refunded to 3/1/10 @ 101) (c)	80,000	84,310
5.25% 10/1/13	185,000	200,793
5.25% 2/1/14 (FSA Insured)	270,000	295,056
5.25% 2/1/15	40,000	43,115
5.25% 10/1/15 (Pre-Refunded to 10/1/10 @ 100) (c)	75,000	79,218
5.25% 6/1/18 (Pre-Refunded to 6/1/10 @ 100) (c)	25,000	26,205
5.25% 9/1/18 (Pre-Refunded to 9/1/10 @ 100) (c)	35,000	36,894
5.25% 12/1/24 (Pre-Refunded to 12/1/10 @ 100) (c)	45,000	47,675
5.5% 6/1/10	70,000	73,599
5.5% 4/1/11	45,000	47,914
5.75% 10/1/10	160,000	170,294
5.75% 2/1/11 (FGIC Insured)	20,000	21,456
5.75% 10/1/11	170,000	183,943
5.75% 11/1/11	100,000	108,371
5.75% 3/1/27 (Pre-Refunded to 3/1/10 @ 101) (c)	75,000	79,845
6% 2/1/09	185,000	190,694
6% 9/1/09	110,000	115,049
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Gen. Oblig.: - continued
6% 10/1/09 (FGIC Insured)	$ 40,000	$ 41,972
6.25% 9/1/09	85,000	89,258
6.25% 9/1/12	470,000	513,080
6.6% 2/1/09 (AMBAC Insured)	210,000	218,123
7% 2/1/09	35,000	36,471
7% 10/1/09	10,000	10,656
7.1% 3/1/08	10,000	10,089
10% 9/1/09	85,000	94,448
California Health Facilities Fing. Auth. Rev.:
(Catholic Healthcare West Proj.) Series G, 5% 7/1/09	635,000	650,507
(Cedars-Sinai Med. Ctr. Proj.):
5% 11/15/09	100,000	102,510
5% 11/15/14	50,000	53,129
California Infrastructure & Econ. Dev. Bank Rev.:
(Bay Area Toll Bridges Seismic Retrofit Prog.) 5% 7/1/11 (Escrowed to Maturity) (c)	135,000	143,185
(Worker's Compensation Relief Proj.) Series A, 5.25% 10/1/13 (AMBAC Insured)	45,000	49,487
Series A, 3.9%, tender 12/1/11 (b)	1,545,000	1,580,535
Series C, 3.9%, tender 12/1/11 (b)	1,200,000	1,227,600
4% 12/1/09	100,000	100,856
4% 12/1/10	100,000	101,577
5.5% 6/1/17 (Pre-Refunded to 6/1/10 @ 101) (c)	80,000	85,206
5.5% 6/1/22 (Pre-Refunded to 6/1/10 @ 101) (c)	2,030,000	2,162,112
California Muni. Fin. Auth. Rev. (Loma Linda Univ. Proj.):
4.5% 4/1/13	365,000	378,078
5% 4/1/14	200,000	213,018
California Pub. Works Board Lease Rev.:
(Coalinga State Hosp. Proj.):
Series A:
5% 6/1/11	125,000	131,149
5.25% 6/1/12	55,000	58,777
5.25% 6/1/14	70,000	75,956
5% 6/1/10	550,000	571,494
(Dept. of Corrections & Rehab. Proj.) Series 2007 F, 4% 11/1/13 (a)	165,000	167,950
(Dept. of Corrections Proj.) Series B, 5.25% 1/1/13	40,000	43,072
(Dept. of Corrections, Madera State Prison Proj.) Series E, 6% 6/1/10	100,000	106,203
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Pub. Works Board Lease Rev.: - continued
(Dept. of Corrections, Monterey County State Prison Proj.):
Series 2003 C:
5% 6/1/08	$ 500,000	$ 504,035
5.5% 6/1/14	100,000	109,533
5.5% 6/1/14 (MBIA Insured)	50,000	55,276
Series 2004 D, 5% 12/1/15 (MBIA Insured)	150,000	162,681
Series A, 5.25% 6/1/10 (AMBAC Insured)	50,000	52,336
Series C, 5.2% 12/1/09 (MBIA Insured)	135,000	140,188
Series J, 5% 1/1/10 (AMBAC Insured)	130,000	134,627
(Dept. of Food & Agric. Proj.) Series 2007 H, 4% 11/1/13 (a)	335,000	340,990
(Dept. of Forestry & Fire Protection Proj.) Series 2007 E, 5% 11/1/13 (a)	935,000	1,000,964
(Judicial Council Proj.) Series 2007 G:
3.7% 11/1/12 (a)	110,000	110,586
3.75% 11/1/13 (a)	740,000	743,493
(Kern County at Delano II Proj.) Series 2003 C, 5.5% 6/1/13	200,000	218,252
(Regents Univ. of California Proj.) Series A, 5.25% 6/1/12 (AMBAC Insured)	50,000	53,886
(Various California State Univ. Projs.):
Series 2005 L, 5.25% 11/1/09	260,000	269,721
Series A, 5.5% 6/1/14	155,000	168,297
Series B:
5.55% 6/1/10	100,000	105,383
5.55% 6/1/10 (MBIA Insured)	250,000	263,150
Series 2007 F, 4% 11/1/12 (a)	110,000	112,307
California State L.A. Univ. Auxiliary Services, Inc. Auxiliary Organization 5.25% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	40,000	42,700
California State Univ. Rev.:
Series B, 5% 11/1/11 (AMBAC Insured)	40,000	42,577
5% 11/1/10 (FSA Insured)	1,005,000	1,053,642
California State Univ., Fresno Assoc., Inc. Auxiliary Organization Event Ctr. Rev. 6% 7/1/26 (Pre-Refunded to 7/1/12 @ 101) (c)	35,000	39,249
California Statewide Communities Dev. Auth. Poll. Cont. Rev.:
(Southern California Edison Co. Proj.) Series B, 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	2,000,000	2,038,240
Municipal Bonds - continued
	Principal Amount	Value
California - continued
California Statewide Communities Dev. Auth. Poll. Cont. Rev.: - continued
(Southern California Edison Co.) 4.1%, tender 4/1/13 (XL Cap. Assurance, Inc. Insured) (b)	$ 1,000,000	$ 1,019,120
California Statewide Communities Dev. Auth. Rev.:
(Daughters of Charity Health Sys. Proj.) Series F:
5% 7/1/09	1,050,000	1,062,936
5% 7/1/10	1,545,000	1,572,146
(Kaiser Permanente Health Sys. Proj.):
Series 2004 E, 3.875%, tender 4/1/10 (b)	345,000	347,387
Series 2004 H, 2.625%, tender 5/1/08 (b)	2,000,000	1,992,540
Series B, 4.285% 4/1/36 (b)	1,000,000	863,020
Series I, 3.45%, tender 5/1/11 (b)	1,000,000	993,310
(Sr. Living Presbyterian Homes Proj.) Series A, 4.5% 11/15/10	445,000	445,716
(Thomas Jefferson School of Law Proj.) 7.75% 10/1/31 (Pre-Refunded to 10/1/11 @ 101) (c)	975,000	1,118,257
California Statewide Communities Dev. Auth. Wtr. & Wastewtr. Rev. Series 2004 A:
5% 10/1/13 (Escrowed to Maturity) (c)	15,000	16,332
5% 10/1/13 (FSA Insured)	40,000	43,353
Capistrano Unified School District Cmnty. Facilities District #98-2, Ladera 5.75% 9/1/29 (Pre-Refunded to 9/1/09 @ 102) (c)	330,000	350,292
Carmichael Wtr. District Wtr. Rev. Ctfs. of Prtn. 4.75% 9/1/09 (MBIA Insured)	70,000	71,830
Castaic Lake Wtr. Agcy. Ctfs. of Prtn. (Wtr. Sys. Impt. Proj.) Series A, 7% 8/1/11 (MBIA Insured)	1,025,000	1,151,905
Chaffey Cmnty. College District Series A, 5.25% 7/1/14 (Pre-Refunded to 7/1/12 @ 101) (c)	30,000	32,788
Chaffey Unified High School District:
Series B, 5.5% 8/1/13 (Pre-Refunded to 8/1/10 @ 101) (c)	70,000	74,801
5% 8/1/12 (FGIC Insured)	20,000	21,437
Contra Costa County Pub. Fing. Auth. Lease Rev. Series B:
4.5% 6/1/09 (MBIA Insured)	40,000	40,756
5% 6/1/10 (MBIA Insured)	2,000,000	2,080,100
Contra Costa Trans. Auth. Sales Tax Rev. Series A, 6% 3/1/09 (FGIC Insured)	200,000	206,638
Davis Spl. Tax Rev.:
5% 9/1/09 (AMBAC Insured)	540,000	556,378
5% 9/1/10 (AMBAC Insured)	565,000	587,069
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Duarte Unified School District Gen. Oblig. Series B, 0% 11/1/16 (FSA Insured)	$ 85,000	$ 59,269
East Bay Muni. Util. District Wastewtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	60,000	61,041
East Bay Muni. Util. District Wtr. Sys. Rev. 4.75% 6/1/28 (Pre-Refunded to 6/1/08 @ 101) (c)	135,000	137,342
East Side Union High School District Santa Clara County Series C:
5% 8/1/11 (FSA Insured)	45,000	47,660
5% 8/1/12 (FSA Insured)	55,000	58,953
El Centro School District Gen. Oblig. Series A, 6% 8/1/12 (AMBAC Insured)	15,000	16,789
Elk Grove Cmnty. Facilities District #2003-1 Spl. Tax 6% 9/1/28 (Pre-Refunded to 9/1/08 @ 101) (c)	50,000	51,478
Fillmore Pub. Fing. Auth. Rev. (Wtr. Recycling Fing. Proj.):
4% 5/1/11 (CDC IXIS Finl. Guaranty Insured)	240,000	244,123
4% 5/1/12 (CDC IXIS Finl. Guaranty Insured)	300,000	305,943
Foothill-De Anza Cmnty. College District Series 2007 B, 4% 8/1/10 (AMBAC Insured)	2,000,000	2,038,820
Foothill/Eastern Trans. Corridor Agcy. Toll Road Rev. 4.75% 1/15/11 (MBIA Insured)	35,000	36,330
Fremont Union High School District, Santa Clara Series 1998 C, 5% 9/1/18 (Pre-Refunded to 9/1/12 @ 100) (c)	85,000	91,480
Fresno Swr. Rev. Series A, 6% 9/1/09 (MBIA Insured)	100,000	104,711
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.:
Series 2003 A1:
5% 6/1/21 (Pre-Refunded to 6/1/13 @ 100) (c)	195,000	196,697
6.75% 6/1/39 (Pre-Refunded to 6/1/13 @ 100) (c)	2,550,000	2,963,340
Series 2003 B:
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	635,000	682,847
5.75% 6/1/21 (Pre-Refunded to 6/1/08 @ 100) (c)	130,000	131,589
Series A-1, 5% 6/1/11	1,000,000	1,018,880
Series B:
5% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	775,000	833,396
5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	85,000	91,405
5.375% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	60,000	62,995
5.5% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	1,860,000	2,046,260
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Golden State Tobacco Securitization Corp. Tobacco Settlement Rev.: - continued
Series B:
5.5% 6/1/43 (Pre-Refunded to 6/1/13 @ 100) (c)	$ 2,950,000	$ 3,245,413
5.6% 6/1/28 (Pre-Refunded to 6/1/10 @ 100) (c)	115,000	121,355
5.625% 6/1/33 (Pre-Refunded to 6/1/13 @ 100) (c)	175,000	193,608
5.625% 6/1/38 (Pre-Refunded to 6/1/13 @ 100) (c)	1,830,000	2,024,584
Indio Pub. Fing. Auth. Lease Rev. Series B, 3.8%, tender 11/1/12 (AMBAC Insured) (b)	500,000	507,145
Jefferson Union High School District Gen. Oblig. Series A, 6.25% 2/1/12 (MBIA Insured)	50,000	55,579
Kern Cmnty. College District Gen. Oblig. Series A, 4.75% 11/1/26 (Pre-Refunded to 11/1/13 @ 100) (c)	150,000	161,496
Kern County High School District Series A, 6.3% 8/1/10 (MBIA Insured)	75,000	80,692
Lodi Elec. Sys. Rev. Ctfs. of Prtn. Series A, 5.4% 1/15/15 (Pre-Refunded to 1/15/09 @ 101) (c)	50,000	51,706
Los Angeles County Ctfs. of Prtn.:
(Correctional Facilities Proj.) 0% 9/1/12 (Escrowed to Maturity) (c)	100,000	84,838
(Disney Parking Proj.) 0% 3/1/14	20,000	15,536
Los Angeles County Metropolitan Trans. Auth. Sales Tax Rev.:
(Proposition C Proj.):
First Tier Sr. Series 2003 A, 5% 7/1/13 (FSA Insured)	35,000	37,931
Second Series 1999 A, 6% 7/1/09	200,000	208,326
Series 2005 B, 5% 7/1/09	45,000	46,211
Los Angeles County Pub. Works Fing. Auth. Lease Rev.:
(Multiple Cap. Facilities #5 Proj.) Series B, 6% 12/1/07 (Escrowed to Maturity) (c)	100,000	100,000
(Multiple Cap. Facilities #6 Proj.) Series A, 5.625% 5/1/26 (Pre-Refunded to 5/1/10 @ 100) (c)	105,000	110,971
(Multiple Cap. Facilities Proj.) Series 1996 VB, 5.125% 12/1/29 (Pre-Refunded to 12/1/07 @ 101) (c)	65,000	65,650
Los Angeles County Pub. Works Fing. Auth. Rev.:
(Los Angeles County Flood Cont. District Proj.) Series A, 5% 3/1/12 (MBIA Insured)	35,000	37,248
(Reg'l. Park & Open Space District Proj.):
5% 10/1/12 (FSA Insured)	105,000	112,748
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Los Angeles County Pub. Works Fing. Auth. Rev.: - continued
(Reg'l. Park & Open Space District Proj.):
5% 10/1/14 (FSA Insured)	$ 25,000	$ 27,289
Los Angeles Dept. Arpt. Rev.:
(Los Angeles Int'l. Arpt. Proj.) Series 2003 B, 5% 5/15/10 (MBIA Insured)	65,000	67,620
Series B, 5% 5/15/14 (MBIA Insured)	165,000	179,066
Los Angeles Dept. of Wtr. & Pwr. Rev.:
Series 2001 A1, 5.25% 7/1/11 (MBIA Insured)	120,000	127,946
Series A Subseries A-1:
5% 7/1/08	85,000	85,878
5% 7/1/12 (MBIA Insured)	25,000	26,768
Los Angeles Gen. Oblig.:
Series 2002 A, 5.25% 9/1/13 (MBIA Insured)	170,000	185,985
Series 2003 A, 5% 9/1/13 (MBIA Insured)	20,000	21,622
Series 2003 B, 5% 9/1/09 (FSA Insured)	35,000	36,074
Series A, 5% 9/1/15 (Pre-Refunded to 9/1/11 @ 100) (c)	60,000	63,796
Los Angeles Sanitation Equip. Charge Rev. Series A, 5% 2/1/09 (AMBAC Insured)	25,000	25,508
Los Angeles State Bldg. Auth. Lease Rev. (State of California Dept. of Gen. Services Lease Proj.) Series A, 5.625% 5/1/11	50,000	52,274
Los Angeles Unified School District:
Series 1997 F, 5% 7/1/14 (FSA Insured)	25,000	27,041
Series 2000 D, 5.625% 7/1/15 (Pre-Refunded to 7/1/10 @ 100) (c)	80,000	84,854
Series A, 5% 7/1/13 (MBIA Insured)	25,000	27,028
Series B, 5% 7/1/23 (FGIC Insured) (Pre-Refunded to 7/1/08 @ 101) (c)	190,000	193,796
Series C, 5.25% 7/1/11 (Pre-Refunded to 7/1/09 @ 101) (c)	50,000	52,081
Series E:
5% 7/1/09 (MBIA Insured)	55,000	56,514
5% 7/1/10	1,795,000	1,872,329
5.5% 7/1/13 (MBIA Insured)	40,000	43,617
Series G, 5% 7/1/10 (AMBAC Insured)	2,200,000	2,298,098
Los Angeles Unified School District Ctfs. of Prtn.:
(Multiple Properties Proj.) Series A:
5% 8/1/09 (Escrowed to Maturity) (c)	45,000	46,323
5% 8/1/10 (Escrowed to Maturity) (c)	60,000	62,773
Series 2002, 5% 6/1/08 (FSA Insured)	60,000	60,525
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Marin Muni. Wtr. District Rev. Ctfs. of Prtn. (2004 Fing. Proj.) 5% 7/1/12 (AMBAC Insured)	$ 25,000	$ 26,768
Metropolitan Wtr. District of Southern California Wtrwks. Rev.:
Series 2004 B, 5% 7/1/10	90,000	94,058
Series A:
5% 7/1/13	35,000	37,968
5% 7/1/26 (Pre-Refunded to 1/1/08 @ 101) (c)	140,000	141,572
5.25% 7/1/10 (Escrowed to Maturity) (c)	70,000	73,568
5.25% 3/1/21 (Pre-Refunded to 3/1/11 @ 101) (c)	270,000	289,410
Series B, 5% 7/1/11	145,000	153,741
Monterey Peninsula Cmnty. College District Series A, 4.75% 8/1/27 (Pre-Refunded to 8/1/13 @ 100) (c)	15,000	16,105
Moreno Valley Ctfs. of Prtn. 5% 5/1/09 (MBIA Insured)	10,000	10,247
New Haven Unified School District Series B, 7.9% 8/1/12 (MBIA Insured)	100,000	119,361
Newhall School District Gen. Oblig. Series B, 5% 8/1/18 (Pre-Refunded to 8/1/12 @ 101) (c)	45,000	48,762
North Orange County Cmnty. College District Rev.:
5% 8/1/14 (MBIA Insured)	60,000	65,411
5% 8/1/16 (MBIA Insured)	35,000	38,105
Northern California Gas Auth. #1 Gas Proj. Rev.:
Series A, 5% 7/1/11	1,000,000	1,028,590
3.955% 7/1/13 (b)	1,000,000	960,030
Northern California Pwr. Agcy. Pub. Pwr. Rev.:
(Geothermal #3 Proj.):
Series A, 5.85% 7/1/10 (Escrowed to Maturity) (c)	25,000	26,610
5.85% 7/1/10 (AMBAC Insured)	25,000	26,540
Series A, 5.8% 7/1/09 (Escrowed to Maturity) (c)	60,000	62,428
Oakland Gen. Oblig. Ctfs. of Prtn. (Oakland Museum Proj.) Series A, 5% 4/1/09 (AMBAC Insured)	75,000	76,643
Oakland Joint Powers Fing. Auth. Lease Rev. (Oakland Convention Centers Proj.) 5.25% 10/1/09 (AMBAC Insured)	50,000	51,807
Oakland Unified School District Alameda County 5% 8/1/12 (MBIA Insured)	60,000	64,179
Orange County Local Trans. Auth. Sales Tax Rev.:
Series A, 5.5% 2/15/11 (MBIA Insured)	20,000	21,323
Sr. Series A, 5.7% 2/15/10 (AMBAC Insured)	140,000	147,475
6% 2/15/08	105,000	105,544
Orange County Rfdg. Recovery Series A:
5% 6/1/11 (MBIA Insured)	150,000	158,490
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Orange County Rfdg. Recovery Series A: - continued
6% 6/1/09 (Escrowed to Maturity) (c)	$ 85,000	$ 88,509
Oxnard Fing. Auth. Wastewtr. Rev. 5% 6/1/11 (FGIC Insured)	25,000	26,415
Palos Verdes Peninsula Unified School District Series A, 5.25% 11/1/14 (Pre-Refunded to 11/1/10 @ 101) (c)	50,000	53,349
Pasadena Unified School District Gen. Oblig.:
(Election of 1997 Proj.) Series C, 4.75% 11/1/24 (Pre-Refunded to 11/1/11 @ 101) (c)	50,000	53,284
5% 11/1/10 (FGIC Insured)	35,000	36,694
Petaluma Cmnty. Dev. Commission Tax Allocation (Petaluma Cmnty. Dev. Proj.) Series A, 5.25% 5/1/14 (Pre-Refunded to 5/1/08 @ 101) (c)	50,000	50,903
Pleasanton Joint Powers Fing. Auth. Rev. Series B, 5.25% 9/2/08 (FSA Insured)	120,000	121,712
Pleasanton Unified School District Gen. Oblig.:
Series 1997 F, 4.75% 8/1/25 (Pre-Refunded to 8/1/11 @ 101) (c)	50,000	53,115
Series B, 5% 8/1/14 (FSA Insured)	60,000	65,597
5% 8/1/11 (FSA Insured)	100,000	106,088
Pomona Pub. Fing. Auth. Rev.:
5% 2/1/12 (AMBAC Insured)	30,000	31,964
5% 2/1/12 (Escrowed to Maturity) (c)	10,000	10,675
Pomona Unified School District Series A, 5.65% 2/1/08 (MBIA Insured)	25,000	25,091
Port of Oakland Rev. Series M, 5% 11/1/12 (FGIC Insured)	85,000	90,976
Poway Unified School District Pub. Fing. Auth. Lease Rev. Cap. Appreciation 0%, tender 6/1/10 (FSA Insured) (b)	2,115,000	1,931,968
Rancho Mirage Joint Powers Fing. Auth. Rev. (Eisenhower Med. Ctr. Proj.) Series A, 5% 7/1/14	1,205,000	1,280,445
Rancho Santiago Cmnty. College District 5% 9/1/16 (FSA Insured)	45,000	49,507
Riverside County Pub. Fing. Auth. Rev. (Rancho Village Proj.) Series A, 4.55% 9/2/08 (AMBAC Insured)	55,000	55,537
Sacramento City Fing. Auth. Rev.:
Series A, 5.5% 12/1/18 (Pre-Refunded to 6/1/11 @ 100) (c)	100,000	107,570
5% 12/1/14 (FGIC Insured)	40,000	43,484
5.5% 6/1/20 (Pre-Refunded to 6/1/10 @ 101) (c)	140,000	149,111
Municipal Bonds - continued
	Principal Amount	Value
California - continued
San Bernardino County Trans. Auth. Sales Tax Rev. Series A, 5% 3/1/10 (AMBAC Insured)	$ 260,000	$ 270,192
San Diego County Ctfs. of Prtn. 5% 6/1/08 (AMBAC Insured)	75,000	75,650
San Diego County Reg'l. Trans. Commission Sales Tax Rev. Series A, 4.75% 4/1/08 (FGIC Insured)	40,000	40,194
San Diego County Wtr. Auth. Wtr. Rev. Series A, 5.25% 5/1/13 (FGIC Insured)	50,000	54,454
San Diego Pub. Facilities Fing. Auth. Wtr. Rev.:
5% 8/1/11 (MBIA Insured)	150,000	158,867
5% 8/1/12 (MBIA Insured)	890,000	953,964
San Diego Unified School District (Election of 1998 Proj.) Series F, 5% 7/1/16 (FSA Insured)	75,000	81,967
San Diego Wtr. Util. Fund 5.375% 8/1/15 (Pre-Refunded to 8/1/08 @ 101) (c)	50,000	51,191
San Francisco Bldg. Auth. Lease Rev.:
(Dept. Gen. Svcs. Lease Proj.) Series A, 5% 10/1/13 (MBIA Insured)	25,000	26,353
(San Francisco Civic Ctr. Complex Proj.) Series A, 6% 12/1/09 (AMBAC Insured)	55,000	57,955
San Francisco City & County Pub. Util. Commission Wtr. Rev. Series 2002 B, 5% 11/1/13 (MBIA Insured)	200,000	214,340
San Francisco Cmnty. College District Gen. Oblig. (Election of 2001 Proj.) Series 2004 B, 5% 6/15/10 (AMBAC Insured)	75,000	78,290
San Jose Gen. Oblig. (Libraries, Parks and Pub. Safety Projs.) 5% 9/1/11 (MBIA Insured)	45,000	47,700
San Mateo Unified School District 5% 9/1/15 (FSA Insured)	25,000	27,280
Santa Clara County Fing. Auth. Lease Rev. Series A, 6% 11/15/12 (AMBAC Insured)	240,000	268,406
Santa Clara Valley Wtr. District Ctfs. of Prtn. 5.25% 2/1/12 (FGIC Insured)	35,000	37,558
Santa Margarita/Dana Point Auth. Rev. (Wtr. Impt. Districts 3, 3A, 4 & 4A Proj.) Series B:
7.25% 8/1/08 (MBIA Insured)	1,000,000	1,025,680
7.25% 8/1/11 (MBIA Insured)	1,425,000	1,613,585
Santa Maria Joint Union High School District Gen. Oblig. Series A, 5.375% 8/1/14 (Escrowed to Maturity) (c)	20,000	22,347
Saugus Union School District Series B, 5% 8/1/14 (FSA Insured)	55,000	60,131
Municipal Bonds - continued
	Principal Amount	Value
California - continued
South Orange County Pub. Fing. Auth. Spl. Tax Rev. (Foothill Area Proj.) Series C, 6.5% 8/15/10 (FGIC Insured)	$ 160,000	$ 172,744
Southern California Pub. Pwr. Auth. Rev.:
(Multiple Projs.):
6.75% 7/1/10	80,000	86,462
6.75% 7/1/12	30,000	33,977
6.75% 7/1/13	65,000	74,721
(San Juan Unit 3 Proj.) Series A, 5.5% 1/1/14 (FSA Insured)	200,000	222,284
Southern California Pub. Pwr. Auth. Transmission Proj. Rev. (Southern California Transmission Proj.) 5% 7/1/12 (FSA Insured)	55,000	59,009
Southwestern Cmnty. College District Gen. Oblig.:
Series B, 5.25% 8/1/14 (FGIC Insured)	25,000	27,623
5% 8/1/15 (Pre-Refunded to 8/1/14 @ 100) (c)	45,000	49,282
Stockton Unified School District Gen. Oblig. 5.5% 7/1/11 (FSA Insured)	50,000	53,729
Sweetwater Union High School District Pub. Fing. Auth. Spl. Tax Rev. Series A, 5% 9/1/14 (FSA Insured)	50,000	54,528
Tobacco Securitization Auth. Northern California Tobacco Settlement Rev. Series B, 5% 6/1/28 (Pre-Refunded to 6/1/11 @ 100) (c)	60,000	63,518
Univ. of California Revs.:
(Multiple Purp. Projs.):
Series O, 5.75% 9/1/09 (FGIC Insured)	35,000	36,502
Series Q, 5% 9/1/11 (FSA Insured)	50,000	53,182
Series A:
5% 5/15/10 (AMBAC Insured)	120,000	125,268
5% 5/15/12 (AMBAC Insured)	80,000	85,886
Series K, 5% 5/15/09	1,000,000	1,025,620
Upland Unified School District Gen. Oblig. Series A, 5.25% 8/1/10 (FSA Insured)	50,000	52,614
Washington Township Health Care District Rev. Series A, 5% 7/1/12	385,000	401,093
Western Placer Unified School District Ctfs. of Prtn. (School Facilities Proj.) Series B, 3.625%, tender 12/1/09 (FSA Insured) (b)	1,250,000	1,254,400
Westlands Wtr. District Rev. Ctfs. of Prtn. Series A, 5% 3/1/29 (Pre-Refunded to 3/1/09 @ 101) (c)	165,000	170,280
Municipal Bonds - continued
	Principal Amount	Value
California - continued
Whisman School District Gen. Oblig. Series A, 0% 8/1/14 (Escrowed to Maturity) (c)	$ 40,000	$ 31,462
Whittier School District Gen. Oblig. Series D, 5% 8/1/11 (FSA Insured)	25,000	26,656
		117,821,094
Guam - 1.0%
Guam Ed. Fing. Foundation Series A, 5% 10/1/09	1,000,000	1,019,470
Guam Wtrwks. Auth. Wtr. and Wastewtr. Sys. Rev. 5% 7/1/09	260,000	261,981
		1,281,451
Puerto Rico - 4.1%
Puerto Rico Commonwealth Gen. Oblig.:
Series 1993, 7% 7/1/10 (AMBAC Insured)	325,000	353,239
Series 2003 C, 4.25%, tender 7/1/08 (MBIA Insured) (b)	265,000	266,381
Series B, 5.5% 7/1/11 (FGIC Insured)	250,000	266,300
5.25% 7/1/09 (FGIC Insured)	1,935,000	1,988,406
5.25% 7/1/10 (FGIC Insured)	170,000	177,295
5.75% 7/1/08 (MBIA Insured)	200,000	202,874
6.5% 7/1/12 (MBIA Insured)	75,000	84,092
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. 5.5% 7/1/09 (FSA Insured)	75,000	77,600
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 1997 A, 5% 7/1/14 (Pre-Refunded to 1/1/08 @ 101) (c)	75,000	75,842
Series A, 5% 7/1/28 (Pre-Refunded to 1/1/08 @ 101) (c)	115,000	116,291
Puerto Rico Govt. Dev. Bank Series B, 5% 12/1/12	1,000,000	1,048,500
Univ. of Puerto Rico Series Q, 5% 6/1/09	500,000	510,350
		5,167,170
Municipal Bonds - continued
	Principal Amount	Value
Virgin Islands - 0.8%
Virgin Islands Pub. Fin. Auth. Rev.:
4% 10/1/09 (FGIC Insured)	$ 350,000	$ 354,533
4% 10/1/10 (FGIC Insured)	580,000	587,865
		942,398
TOTAL INVESTMENT PORTFOLIO - 100.1% (Cost $124,093,543)	125,212,113
NET OTHER ASSETS - (0.1)%	(69,086)
NET ASSETS - 100%	$ 125,143,027
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Income Tax Information

At November 30, 2007, the aggregate cost of investment securities for income tax purposes was $124,091,943. Net unrealized appreciation aggregated $1,120,170, of which $1,368,387 related to appreciated investment securities and $248,217 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Debt securities, including restricted securities, for which quotes are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. The frequency of when fair value pricing is used is unpredictable. The value of securities used for NAV calculation under fair value pricing may differ from published prices for the same securities. Investments in open-end mutual funds are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity California Municipal Trust's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity California Municipal Trust

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	January 29, 2008
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	January 29, 2008